Annual Total Returns [BarChart] - Schwab Treasury Obligations Money Fund - Investor Shares	Sep. 24, 2020
Bar Chart Table:
Annual Return 2013	0.01%
Annual Return 2014	none
Annual Return 2015	none
Annual Return 2016	0.06%
Annual Return 2017	0.58%
Annual Return 2018	1.50%
Annual Return 2019	1.90%